Fair Value (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Securities available for sale	$ 10,114	$ 11,773
Loans held for sale	17,385	1,124
Yield maintenance provisions (embedded derivatives)	17	56
Financial liabilities
FHLB advances and other borrowings	(19,500)	(13,500)
Advances by borrowers for taxes and insurance	(827)	(489)
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	67,304	45,498
Interest-bearing deposits in other financial institutions	100	100
Accrued interest receivable	45	27
Financial liabilities
Deposits	(306,121)	(236,797)
Accrued interest payable		(6)
Fair Value, Inputs, Level 2 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Securities available for sale	10,114	11,773
Loans held for sale	17,385	1,124
Accrued interest receivable	40	38
Yield maintenance provisions (embedded derivatives)	17	56
Interest rate lock commitments	721	11
Financial liabilities
Deposits	(272,924)	(181,659)
FHLB advances and other borrowings	(19,589)	(13,466)
Subordinated debentures	(14,280)	(4,094)
Accrued interest payable	(231)	(73)
Interest-rate swaps	(17)	(56)
TBA mortgage-backed securities	(342)
Fair Value, Inputs, Level 3 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Loans and leases, net	549,599	402,719
Accrued interest receivable	2,097	1,261
Financial liabilities
Advances by borrowers for taxes and insurance	(827)	(489)
Carrying Value [Member]
Financial assets
Cash and cash equivalents	67,304	45,498
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	10,114	11,773
Loans held for sale	17,385	1,124
Loans and leases, net	550,683	406,406
FHLB and FRB stock	3,476	3,227
Accrued interest receivable	2,181	1,326
Yield maintenance provisions (embedded derivatives)	17	56
Interest rate lock commitments	721	11
Financial liabilities
Deposits	(579,786)	(419,028)
FHLB advances and other borrowings	(19,500)	(13,500)
Advances by borrowers for taxes and insurance	(827)	(489)
Subordinated debentures	(14,767)	(5,155)
Accrued interest payable	(231)	(79)
Interest-rate swaps	(17)	(56)
TBA mortgage-backed securities	(342)
Estimate Of Fair Value [Member]
Financial assets
Cash and cash equivalents	67,304	45,498
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	10,114	11,773
Loans held for sale	17,385	1,124
Loans and leases, net	549,599	402,719
Accrued interest receivable	2,182	1,326
Yield maintenance provisions (embedded derivatives)	17	56
Interest rate lock commitments	721	11
Financial liabilities
Deposits	(579,045)	(418,456)
FHLB advances and other borrowings	(19,589)	(13,466)
Advances by borrowers for taxes and insurance	(827)	(489)
Subordinated debentures	(14,280)	(4,094)
Accrued interest payable	(231)	(79)
Interest-rate swaps	(17)	$ (56)
TBA mortgage-backed securities	$ (342)